Stockholders’ Equity	3 Months Ended
Sep. 30, 2023
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 12. STOCKHOLDERS’ EQUITY

The Company’s authorized capital stock consists of 200,000,000 shares of common stock and 1,000,000 shares of preferred stock, par value $0.001 per share.

As of September 30, 2023, and September 30, 2022, there were 126,887,936 and 102,883,709 shares of common stock issued and outstanding, respectively.

As of September 30, 2023, September 30, 2022, there were 0 and 0 shares of preferred stock of the Company issued and outstanding, respectively.

From July 1, 2021, to June 30, 2022, we made the following issuances:

•        On August 6, 2021, we issued 50,000 shares of our common stock for services to White Lion Capital LLC. The shares were valued on the date of issuance at $2.46 per share or $123,000.

•        On August 19, 2021, we issued 25,000 shares of our common stock for services to Triton Funds LP. he shares were valued on the date of issuance at $0.90 per share or $22,500.

•        On September 10, 2021, the Company issued 1,500,000 shares the Company’s $0.001 par value common to the CEO Carsten Kjems Falk pursuant to his employee agreement. The shares were valued on the date of grant at $2.75 per share or $4,125,000.

•        On September 10, 2021, the Company issued 111,111 shares of the Company’s $0.001 par value common stock to the Executive Chairman Paul Quintal pursuant to his employee agreement. The shares were valued on the date of grant at $1.70 per share or $188,889.

•        On September 14, 2021, we issued 100,000 shares common stock for $20,000 cash to Triton Funds LP pursuant to the Company’s Registration Statement on Form S-1 SEC File No. 333-257108 declared effective by the SEC on August 26, 2021.

•        On September 27, 2021, we issued 62,000 shares common stock for $8,262 cash to White Lion Capital LLC pursuant to the Company’s Registration Statement on Form S-1 SEC File No. 333-258341 declared effective by the SEC on August 5, 2021.

•        On October 7, 2021, we issued 170,000 shares common stock for $3,605 cash to Triton Funds LP pursuant to the Company’s Registration Statement on Form S-1 SEC File No. 333-257108 declared effective by the SEC on August 26, 2021.

•        On October 27, 2021, we issued 500,000 shares common stock for $44,625 cash to Triton Funds LP pursuant to the Company’s Registration Statement on Form S-1 SEC File No. 333-257108 declared effective by the SEC on August 26, 2021.

•        On November 10, 2021, we issued 200,000 shares common stock for $10,523 cash to Triton Funds LP pursuant to the Company’s Registration Statement on Form S-1 SEC File No. 333-257108 declared effective by the SEC on August 26, 2021.

•        On November 24, 2021, the Company issued 438,333 shares of common stock for services by North Equities LTD. The shares were valued on the date of issuance at $.09 per share or $39,450.

•        On December 17, 2021, we issued 250,000 shares common stock for $10,859 cash to Triton Funds LP pursuant to the Company’s Registration Statement on Form S-1 SEC File No. 333-257108 declared effective by the SEC on August 26, 2021.

•        On December 28, 2021, we issued 342,500 shares common stock for $12,425 cash to White Lion Capital LLC pursuant to the Company’s Registration Statement on Form S-1 SEC File No. 333-258341 declared effective by the SEC on August 5, 2021.

•        On January 3, 2022, the Company issued 500,000 shares of common stock for $20,523 cash to White Lion Capital LLC pursuant to the Company’s Registration Statement on Form S-1 SEC File No. 333-258341 declared effective by the SEC on August 5, 2021.

•        On January 10, 2022, the Company issued 500,000 shares of common stock for $15,975 cash to White Lion Capital LLC pursuant to the Company’s Registration Statement on Form S-1 SEC File No. 333-258341 declared effective by the SEC on August 5, 2021.

•        On February 28, 2022, the Company entered into a definitive agreement to acquire 51% of Etheralabs LLC for 2,550,000 of the Company’s common stock valued at $104,550.

•        On March 10, 2022, the Company issued 500,000 shares of common stock for $7,688 cash to White Lion Capital LLC pursuant to the Company’s Registration Statement on Form S-1 SEC File No. 333-258341 declared effective by the SEC on August 5, 2021.

•        On March 21, 2022, the Company issued 750,000 shares of common stock for $13,638 cash to White Lion Capital LLC pursuant to the Company’s Registration Statement on Form S-1 SEC File No. 333-258341 declared effective by the SEC on August 5, 2021.

•        On March 29, 2022, the Company issued 750,000 shares of common stock for $11,725 cash. As of March 31, 2022, the cash had not been received and was recorded as stock receivable.

•        On April 22, 2022, the Company issued 595,500 shares of common stock for $27,017 cash to White Lion Capital LLC pursuant to the Company’s Registration Statement on Form S-1 SEC File No. 333-258341 declared effective by the SEC on August 5, 2021.

From July 1, 2022, to June 30, 2023, we made the following issuances:

•        On July 28, 2022, the Company issued 2,000,000 shares of common stock for $82,572 cash for debt conversion to Enza International Ltd.

•        On August 3, 2022, we issued a two-year convertible promissory note to RB Capital LLC in the principal amount of $1,100,000. The note is convertible into common stock at the rate of $1.00 and bears 7% interest per annum.

•        On March 17, 2023, the Company issued to RB Capital Partners Inc. a two-year convertible promissory note in the principal amount of $200,000 (the “March 2023 Note”). The March 2023 Note bears interest at 7% per annum. The Company has the right to prepay the March 2023 Note at any time. All principal on the March 2023 Note is convertible into shares of our common stock after six months from issuance at the election of the holder at a conversion price equal to $1.00 per share.

•        On May 4, 2023, the Company issued to Nicolas Link 2,750,000 shares of our common stock with a grant-date and fair market value of the award as of June 1, 2022, at $0.0721 pursuant to his employee contract.

•        On May 4, 2023, the Company issued to John-Paul Backwell 2,250,000 shares of our common stock with a grant-date and fair market value of the award as of June 1, 2022, at $0.0721 pursuant to his employee contract.

•        On May 4, 2023, the Company issued to Carsten Kjems Falk 2,250,000 shares of our common stock with a grant-date and fair market value of the award as of June 1, 2022, at $0.0721 pursuant to his employee contract.

•        On May 4, 2023, the Company issued to Krishnan Krishnamoorthy 2,250,000 shares of our common stock with a grant-date and fair market value of the award as of June 1, 2022, at $0.0721 pursuant to his employee contract.

•        On May 4, 2023, the Company issued to Louise Bennett 500,000 shares of our common stock with a grant-date and fair market value of the award as of June 1, 2022, at $0.0721 pursuant to her employee contract.

•        On May 8, 2023, the Company issued to Exchange Listing LLC 1,543,256 shares of our common stock for $1,543 for consultancy services for the planned uplist to NYSE with a grant-date and fair value of the award, at $0.41 pursuant to a share purchase agreement signed on April 19, 2023.

•        On June 1, 2023, the Company issued to Jefferson Street Capital LLC 150,000 shares of our common stock with a grant-date and fair value of the award as of May 23, 2023, at $0.60 pursuant to a share purchase agreement signed on May 23, 2023.

Common Stock issuances during the three months ending September 30, 2023.

•        On July 17, 2023, the Company issued to Sky Holdings Ltd. 300,000 shares of our common stock with a grant-date and fair value of the award as of June 16, 2023, at $0.42 pursuant to a share purchase agreement signed on June 16, 2023.

•        On July 31, 2023, the Company issued to 1800 Diagonal Lending Ltd. a promissory note in the principal amount of $174,867 (the “Diagonal Lending Note”). The Diagonal Lending Note had a one-time interest amount of $22,732. The Company will prepay the Diagonal Lending Note in nine monthly payments each in the amount of $21,955.45. The promissory note matures on February 28, 2024, with a total payback to the Holder of $197,599. All principal on the Diagonal Lending Note is convertible into shares of our common stock in the event of default with a conversion price of 65% multiplied by the lowest Trading Price for the Common Stock during the ten (10) Trading Days prior to the Conversion Date.

•        On August 15, 2023, the Company issued to 1800 Diagonal Lending Ltd. a promissory note in the principal amount of $118,367 (the “Diagonal Lending Note”). The Diagonal Lending Note had a one-time interest amount of $15,387.71. The Company will prepay the Diagonal Lending Note in nine monthly payments each in the amount of $14,861.64. The promissory note matures on May 30, 2024, with a total payback to the Holder of $133,754.71 All principal on the Diagonal Lending Note is convertible into shares of our common stock in the event of default with a conversion price of 65% multiplied by the lowest Trading Price for the Common Stock during the ten (10) Trading Days prior to the Conversion Date.

•        On August 25, 2023, the Company issued to Artelliq Software Trading 6,410,971 shares of our common stock for $2,000,000 pursuant to a share purchase and buy back agreement signed on August 21, 2023. The $2,000,000 was paid to Quality International as tranche payment 2.2 of the amended purchase agreement.

•        On September 15, 2023, the Company issued to Nicolas Link 2,000,000 shares of our common stock pursuant to his employee contract with a grant-date and fair market value of $0.27.

•        On September 15, 2023, the Company issued to John-Paul Backwell 2,000,000 shares of our common stock, pursuant to his employee contract, with a grant-date and fair market value of $0.27.

•        On September 15, 2023, the Company issued to Carsten Kjems Falk 1,250,000 shares of our common stock, pursuant to his employee contract, with a grant-date and fair market value of $0.27.

•        On September 15, 2023, the Company issued to Louise Bennett 350,000 shares of our common stock, pursuant to her employee contract, with a grant-date and fair market value of $0.27.